Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
Property and Equipment

3. Property and Equipment

Property and equipment consists of the following as of December 31:

	As of December 31,
	2012	2011
Lab equipment	$299,876	$298,836
Computers and software	65,234	63,911
Leasehold improvements	38,934	38,934
Office equipment and furniture	3,647	3,647

	407,691	405,328
Less accumulated depreciation and amortization	(391,647)	(373,405)

Property and equipment, net	$16,044	$31,923

Depreciation and amortization expense for the years ended December 31, 2012 and 2011 was $18,242 and $27,729, respectively.